Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets relating to:
Allowance for loan losses	$ 545	$ 569	$ 974
Deferred compensation	1,012	936	1,243
Other	104	173	396
Net unrealized loss on securities available for sale	505	335	678
Total deferred tax assets	2,166	2,013	3,291
Deferred tax liabilities relating to:
Premises and equipment	(159)	(213)	(295)
Deferred loans fees and costs	(163)	(148)	(233)
Loan servicing	(99)	(116)	(193)
Total deferred tax liabilities	(421)	(477)	(721)
Net recorded deferred tax asset	$ 1,745	$ 1,536	$ 2,570